Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Total revenue	$ 2,845	$ 10,124	$ 18,440	$ 19,674		$ 5,000
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]					Related Party [Member]	Related Party [Member]
Cost of revenue	9,517	11,846	27,897	32,345
Less revenue share	1,771	1,664	5,650	1,665
Gross margin	(8,443)	(3,386)	(15,107)	(14,336)
Operating Expenses:
Professional fees	14,921	18,240	245,170	30,314	131,300	$ 31,551
General and administrative	35,566	7,729	99,609	30,518	263,505	229,484
Consulting	10,658		30,668
Officer compensation	30,000	31,200	90,000	93,600	135,000
Director compensation					67,500	48,000
Total operating expenses	91,145	57,169	465,447	154,432	597,305	309,035
Loss from Operations	(99,588)	(60,555)	(480,554)	(168,768)	(597,305)	(304,035)
Other Income (Expense):
Gain on forgiveness of debt						55,270
Other income		1,026	65	1,026		2,000
Interest expense	(3,953)		(50,507)
Impairment of fixed asset				(46,063)
Preferred stock expense						(1,699,145)
Loss on conversion of debt – related party						(127,480)
Total other income (expense)	(3,953)	1,026	(50,442)	(45,037)		(1,769,355)
Net loss	$ (103,541)	$ (59,529)	$ (530,996)	$ (213,805)	$ (597,305)	$ (2,073,390)
Basic loss per common share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.36)
Diluted loss per common share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.36)
Weighted average number of common shares outstanding - basic		9,405,788	48,027,610	9,030,803	47,133,596	5,752,866
Weighted average number of common shares outstanding - diluted	50,478,678	9,405,788	48,027,610	9,030,803	47,133,596	5,752,866
Service [Member]
Total revenue	$ 2,845	$ 8,420	$ 10,531	$ 15,535
Product [Member]
Total revenue		$ 1,704	$ 7,909	$ 4,139